UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chevoit Value Management Inc.
           -----------------------------------------------------
Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Nancy Marks
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-451-8600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                   Santa Monica, CA                    11/12/2008
---------------                   ----------------                    ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           29
                                         -----------
Form 13F Information Table Value Total:     $129,672
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
3m Company                     COM                            1247   18248 SH       Sole              17363      0   885
Abbott Laboratories            COM                            1448   25155 SH       Sole              23955      0  1200
Amgen Inc                      COM                            3988   67282 SH       Sole              63507      0  3775
Berkshire Hathaway-A           COM              084990175     6660      51 SH       Sole                 49      0     2
Berkshire Hathaway-B           COM              084670207    14307    3256 SH       Sole               3103      0   153
Bristol Myers Squibb           COM                            3813  182857 SH       Sole             174107      0  8750
Buckeye Partners LP            COM                             406   10950 SH       Sole              10950      0
Central Fund of Canada         COM                            4670  431170 SH       Sole             407860      0 23310
Chevron Corp                   COM                            3187   38640 SH       Sole              36149      0  2492
Donnelley & Sons               COM              rrd           1098   44757 SH       Sole              41755      0  3002
Exchange Bk Santa Rosa         COM              301227203      625    9293 SH       Sole               8893      0   400
Johnson & Johnson              COM                            6802   98174 SH       Sole              93184      0  4990
Markel Corporation             COM              mkl           3342    9508 SH       Sole               9026      0   482
Market Vectors Gold Miners ETF COM              gdx          12861  380620 SH       Sole             362485      0 18135
Medtronic Inc                  COM                            4363   87089 SH       Sole              82814      0  4275
Newmont Mining Corp            COM                           13547  349506 SH       Sole             331156      0 18350
Pan American Silver Corp       COM                           10991  494414 SH       Sole             470034      0 24380
Pennsylvania Rl Est Tr         COM              709102107      754   39990 SH       Sole              38190      0  1800
Pfizer Inc                     COM                            8254  447626 SH       Sole             426098      0 21528
Plum Creek Timber Reit         COM                            2262   45368 SH       Sole              42413      0  2955
Stryker Corp                   COM                            1103   17712 SH       Sole              16737      0   975
UnitedHealth Group, Inc.       COM                            3639  143328 SH       Sole             136003      0  7325
Wal Mart Stores Inc            COM                            7896  131844 SH       Sole             126413      0  5431
Walgreen Co                    COM                            3395  109669 SH       Sole             104189      0  5480
Walt Disney Holding            COM                             230    7496 SH       Sole               7496      0
Washington Federal             COM              938824109     1472   79763 SH       Sole              76062      0  3701
Washington Reit                COM              939653101     1927   52596 SH       Sole              50146      0  2450
Weingarten Realty Investors    COM              948741103     1185   33209 SH       Sole              31559      0  1650
Zimmer Holdings Inc            COM                            4200   65053 SH       Sole              61588      0  3465